Defined benefit plans -Summary of actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [member]
Defined Benefit Plan Actuarial Assumptions [Line Items]
Discount rate	5.05%	3.19%
Future salary increase rate	2.00%	1.98%
Weighted Average Maturity	6.7	7.4
Top of range [member]
Defined Benefit Plan Actuarial Assumptions [Line Items]
Discount rate	5.93%	3.77%
Future salary increase rate	7.00%	5.00%
Weighted Average Maturity	10.9	14.8